MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.4

Schedule 6 - Waived Conditions Report

Client Name:
Client Project Name:	MSRM 2025-NQM10
Start - End Dates:	6/13/2023 - 9/30/2025
Deal Loan Count:	89

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	1
Credit	DTI	CRDDTI2540	Missing verification of some or all components of non-subject PITI	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	2
Total				4

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